Business Segment Information - Schedule of Quantitative Reconciliation of Adjusted EBITDA (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Segment Reporting [Abstract]
Adjusted EBITDA									$ 706,934	$ 620,090	$ 875,195	$ 866,237	$ 845,393
Adjustments:
Sponsor fees									(35,691)	(7,571)	(10,136)	(10,438)	(10,302)
Restructuring and tangible asset impairment charges									(38,799)	(81,697)	(172,707)	50	(8,386)
Share-based compensation expense									(14,429)	(7,888)	(15,832)	(11,736)	(8,406)
LIFO reserve change									24,808	41,999	73,882	(60,321)	(11,925)
Loss on extinguishment of debt									(53,632)				(41,796)
Pension settlements												(2,370)	(1,778)
Business transformation costs									(25,777)	(30,969)	(45,583)	(54,135)	(60,800)
Acquisition related costs									(671)	(78,616)	(84,472)	(37,905)	(3,522)
Acquisition termination fees-net										287,500	287,500
Other									(4,186)	(19,102)	(31,272)	(25,577)	(31,587)
EBITDA									558,557	723,746	876,575	663,805	666,891
Interest expense, net	$ (74,354)	$ (69,927)	$ (69,981)	$ (70,913)	$ (70,966)	$ (71,432)	$ (73,626)	$ (73,178)	(189,759)	(210,821)	(285,175)	(289,202)	(306,087)
Income tax benefit (provision)	12,126	2,063	(74,517)	35,693	5,183	(22,628)	(9,360)	(9,163)	78,117	(36,761)	(24,635)	(35,968)	(29,822)
Depreciation and amortization expense									(313,985)	(298,701)	(399,247)	(411,549)	(388,188)
Net income (loss)	$ (9,945)	$ 5,387	$ 164,961	$ 7,115	$ 47,846	$ (36,871)	$ (18,665)	$ (65,224)	$ 132,930	$ 177,463	$ 167,518	$ (72,914)	$ (57,206)